Short-term Investments and Fair Value of Financial Instruments - 10-Q (Details) (USD $)	6 Months Ended															12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Warrant liability [Member]	Dec. 31, 2011 Warrant liability [Member]	Jun. 30, 2012 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member]	Dec. 31, 2010 Quoted prices in active markets for identical assets (Level 1) [Member]	Jun. 30, 2012 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Dec. 31, 2011 Quoted prices in active markets for identical assets (Level 1) [Member] Warrant liability [Member]	Jun. 30, 2012 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member]	Dec. 31, 2010 Significant other observable inputs (Level 2) [Member]	Jun. 30, 2012 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant other observable inputs (Level 2) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member]	Dec. 31, 2010 Significant unobservable inputs (Level 3) [Member]	Jun. 30, 2012 Significant unobservable inputs (Level 3) [Member]	Jun. 30, 2012 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]	Dec. 31, 2011 Significant unobservable inputs (Level 3) [Member] Warrant liability [Member]
Short-term Investments and Financial Instruments [Abstract]
Short-term investments		$ 6,100,000	$ 0
Number of levels	3
Assets:
Cash and cash equivalents	3,689,000	9,244,000	11,972,000			3,689,000	9,244,000	11,972,000			0	0	0			0	0	0
Short-term investments	0	6,066,000				0	6,066,000				0	0				0		0
Total fair value of assets	3,689,000	15,310,000				3,689,000	15,310,000				0	0				0		0
Liabilities:
Warrant liability				1,820,000	2,511,000				0	0				0	0				1,820,000	2,511,000
Reconciliation of warrant liability measured at fair value on a recurring basis using unobservable inputs (Level 3) [Abstract]
Balance	2,511,000															0	314,000
Change in fair value of warrant liability	(691,000)															14,436,000	191,000
Balance	$ 1,820,000															$ 2,511,000	$ 0